ASSET RETIREMENT OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Estimated present value of asset retirement obligations and change in liabilities
Balance, beginning of the year	$ 69,717	$ 78,039
Liabilities incurred in the current period	16,518	9,009
Accretion expense	9,430	6,236
Revisions in estimated cash flows	(380)	(19,242)
Currency translation adjustment	(4,299)	(4,325)
Balance, end of the year	$ 90,986	$ 69,717